MARKETABLE SECURITIES	12 Months Ended
Dec. 31, 2025
Investments, Debt and Equity Securities [Abstract]
MARKETABLE SECURITIES
NOTE 3:	MARKETABLE SECURITIES

The following is a summary of available-for-sale marketable securities by investment categories and contractual maturities as of December 31, 2025:

	December 31, 2025
	Amortized cost	Gross unrealized gain	Gross unrealized loss	Fair value

Matures within one year:
Corporate debentures	$20,926	$36	$2	$20,960
Government agencies	1,079	3	-	1,082
Government debentures	25,007	30	1	25,036
	$47,012	$69	$3	$47,078

Matures after one year through three years:
Corporate debentures	$14,671	$62	$6	$14,727
Government agencies	3,199	-	8	3,191
Government debentures	6,867	16	2	6,881
	$24,737	$78	$16	$24,799

Total	$71,749	$147	$19	$71,877

For the year ended December 31, 2025, the unrealized losses related to marketable securities were as a result of market fluctuations and not due to credit related losses, therefore, the Company did not record an allowance for credit losses for its available-for-sale marketable securities.

The following is a summary of available-for-sale marketable securities by investment categories and contractual maturities as of December 31, 2024:

	December 31, 2024
	Amortized cost	Gross unrealized gain	Gross unrealized loss	Fair value

Matures within one year:
Corporate debentures	$28,757	$38	$6	$28,789
Government agencies	10,845	4	7	10,842
Government debentures	19,721	24	9	19,736
	$59,323	$66	$22	$59,367

Matures after one year through three years:
Corporate debentures	$9,460	$46	$8	$9,498
Government agencies	1,043	-	2	1,041
Government debentures	7,865	19	16	7,868
	$18,368	$65	$26	$18,407

Total	$77,691	$131	$48	$77,774

Investments with continuous unrealized losses for less than 12 months and 12 months or greater and their related fair values as of December 31, 2025 were as follows:

	Less than 12 months
	Fair value	Unrealized losses

Corporate debentures	$8,359	$8
Government agencies	3,191	8
Government debentures	3,377	3

Total	$14,927	$19

As of December 31, 2025, no material unrealized losses relate to securities that have been in a continuous loss position for 12 months or greater.

Investments with continuous unrealized losses for less than 12 months and 12 months or greater and their related fair values as of December 31, 2024 were as follows:

	December 31, 2024
	Less than 12 months		More than 12 months		Total
	Fair value	Unrealized losses	Fair value	Unrealized losses	Fair value	Unrealized losses

Corporate debentures	$29,905	$-	$5,920	$14	$35,825	$14
Government agencies	8,594	7	3,289	2	11,883	9
Government debentures	26,584	23	3,482	2	30,066	25

Total	$65,083	$30	$12,691	$18	$77,774	$48